Segment Information (Reconciliation Of Operating Income (Loss) to Consolidated Statement Of Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Income (Loss) Before Income Taxes	$ (2,856)	$ 18,468	$ 24,873
AT&T Operating Income	6,405	27,955	26,096
Amortization of intangibles acquired	(8,239)	(7,932)	(8,347)
Impairments and abandonments	(18,880)	(1,458)	(46)
Equity in net income (loss) of affiliates	95	6	(48)
Interest Expense	7,925	8,422	7,957
Other income (expense) - net	(1,431)	(1,071)	6,782
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Income (Loss) Before Income Taxes	35,794	39,839	36,545
AT&T Operating Income	35,752	39,651	36,486
Equity in net income (loss) of affiliates	42	188	59
Operating Segments | Communications
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Income (Loss) Before Income Taxes	28,313	29,815	30,235
AT&T Operating Income	28,313	29,815	30,235
Equity in net income (loss) of affiliates	0	0	0
Operating Segments | WarnerMedia
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Income (Loss) Before Income Taxes	8,210	10,659	7,020
AT&T Operating Income	8,192	10,498	6,995
Equity in net income (loss) of affiliates	18	161	25
Operating Segments | Latin America
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Income (Loss) Before Income Taxes	(729)	(635)	(710)
AT&T Operating Income	(753)	(662)	(744)
Equity in net income (loss) of affiliates	24	27	34
Corporate and Other
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
AT&T Operating Income	(2,308)	(1,951)	(1,658)
Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Merger and integration items	(468)	(1,032)	(1,234)
Amortization of intangibles acquired	(8,012)	(7,460)	(6,931)
Impairments and abandonments	(18,880)	(1,458)	(46)
Gain on spectrum transaction	900	0	0
Employee separation charges and benefit-related (gain) loss	(1,177)	(624)	(587)
Other noncash charges (credits), net	(13)	(43)	(111)
Natural disaster items	0	0	(181)
Equity in net income (loss) of affiliates	(42)	(188)	(59)
Video
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
AT&T Operating Income	2,174	2,388	1,809
Eliminations and consolidations
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
AT&T Operating Income	$ (1,563)	$ (1,516)	$ (1,451)